Financial Income and Expenses	12 Months Ended
Dec. 31, 2024
Financial Income And Expenses [Abstract]
Financial Income and Expenses	FINANCIAL INCOME AND EXPENSES

Financial income and expenses	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31

Financial income
Interest income	137	1,709	1,786
Foreign exchange gain	7,470	452	727
Other financial income	605	1,519	826
TOTAL - Financial income	8,212	3,680	3,339
Financial expenses
Interest expenses	(4,341)	(4,553)	(4,684)
Interest expenses for leases	(69)	(71)	(63)
Foreign exchange losses	(340)	(966)	8
Other financial expenses	(8)	(23)	(35)
TOTAL - Financial expenses	(4,758)	(5,614)	(4,774)
FINANCIAL GAIN (LOSS)	3,453	(1,934)	(1,434)
Interest income recognized is almost exclusively related to current financial assets. Other financial income similarly is almost exclusively related to accrued interest income for ongoing current financial assets at the end of the year.
The financial expenses are related to the interest of the OCEANEs and they mainly relate to the payment of coupons at the rate of 3.5% and the amortization of the discount of the bond debt at the effective interest rate of 8.8% to accrete the bond debt up to the amount that will be repaid (or converted) at maturity, recognizing a theoretical annual interest accrual as a result of the accretion on the period of an amount equivalent to the equity component at an effective interest rate. It is important to note that in the context of the Royalty Financing transaction concluded in 2025, there was an OCEANE buyback which also occurred and was disclosed an a major event occurring after the period. Refer to Note 2.2 - Major events after the period for further information.
The portion of financial gain related to currency exchange is a net gain of €735 in 2024 notably due to the difference in currency exchange recognized on the cash equivalents and other current financial assets in US dollars, as GENFIT has decided to keep some of its cash in US dollars. See Note 13 - “Cash and cash equivalents”. These cash investments in US dollars are to be used to pay directly expenses in US dollars (natural currency hedge).